Shareholders' Equity (Schedule of restricted share unit activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Options
Outstanding, beginning balance	22,102	89,925	309,792
Granted	0	5,704	0
Vested	(5,704)
Forfeited	0	(106)	(12,876)
Outstanding, ending balance	21,318	22,102	89,925
Weighted average grant- date fair value
Weighted average exercise price, Outstanding, beginning balance	$ 12.66	$ 3.8	$ 3.29
Granted	0
Vested	17.52
Forfeited	0
Weighted average exercise price, Outstanding, ending balance	$ 12.96	$ 12.66	$ 3.8
Restricted Stock Units (RSUs) [Member]
Options
Outstanding, beginning balance	1,059,181
Granted	632,861
Vested	(565,515)
Forfeited	(25,106)
Outstanding, ending balance	1,101,421	1,059,181
Weighted average grant- date fair value
Weighted average exercise price, Outstanding, beginning balance	$ 15.55
Granted	36.69
Vested	12.89
Forfeited	31.55
Weighted average exercise price, Outstanding, ending balance	$ 28.58	$ 15.55